Contingent Liabilities and Commitments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	$ 15
Capital Addition Purchase Commitments [Member]
Contingent Liabilities [Line Items]
Commitments for construction and acquisition of property, plant, and equipment	348
Gas Pipeline [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	7
Natural Gas Underground Storage Facilities [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	$ 8